Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

In the normal course of business, the Company enters into various transactions with affiliated companies. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions.

The following tables summarize income and expense from transactions with related parties for the periods indicated:

	Years Ended December 31,
	2013		2012		2011
	Income	Expense	Income	Expense	Income	Expense
ING V	$1.9	$6.1	$1.8	$13.5	$11.1	$38.9
ING Group	7.4	18.0	13.9	8.2	—	78.1
ING Bank	7.2	39.5	35.5	104.6	367.9	67.1
Other	18.6	14.6	10.5	7.9	18.4	20.7
Total	$35.1	$78.2	$61.7	$134.2	$397.4	$204.8

Assets and liabilities from transactions with related parties as of December 31, 2013 and 2012 are shown in the following table:

	2013		2012
	Assets	Liabilities	Assets	Liabilities
ING V	$0.5	$0.2	$0.3	$501.9
ING Group	1.3	0.9	3.4	0.1
ING Bank	13.8	5.8	33.6	33.6
Other	2.6	2.0	2.2	1.1
Total	$18.2	$8.9	$39.5	$536.7

The material agreements whereby the Company generates revenues and expenses with affiliated entities are as follows:

Credit Facilities

The Company is a borrower in several credit facility agreements with ING Bank, in which ING Bank provides LOC capacity. The Company had accrued payables of $4.9 and $18.4 as of December 31, 2013 and 2012, respectively. The Company incurred expenses of $38.2, $98.2, and $43.7 for the years ended December 31, 2013, 2012 and 2011, respectively.

During 2011, 2012 and 2013, the Company utilized $825.0 of capacity from a committed LOC facility, maturing in December 2013, with ING Bank completed in September 2008 to support the reinsurance obligations of SLDI. See Note 19. Consolidated Investment Entities-Collateral Support for Reinsurance Contracts to these Consolidated Financial Statements for further discussion. Additionally, on July 1, 2011, the Company entered into a $625.0 bilateral LOC facility agreement with ING Bank. Effective October 4, 2012, the LOC facility was reduced to $300.0 and extended for another year until June 30, 2013. Effective October 30, 2013, SLDI completed a $1.125 billion LOC facility with ING Bank which replaced the $300.0 LOC facility which matured June 30, 2013 as well as the $825.0 LOC facility maturing December 2013. The new $1.125 billion LOC facility matures effective October 29, 2020.

On April 20, 2012, ING U.S., Inc. entered into the Revolving Credit Agreement. ING Bank has committed to providing $250.0 of the $3.5 billion in total financing under the Revolving Credit Agreement.

The Company provided a $15.0 LOC for a captive reinsurance subsidiary which was issued by ING Bank and was scheduled to expire in 2026. ING V was the guarantor of the LOC and indemnifies ING Bank up to $15.0. On January 14, 2014, the LOC was cancelled and the corresponding guarantee obligation of ING V was extinguished.

On December 31, 2011, the Company entered into a $1.5 billion contingent capital LOC facility with ING Bank to support the reinsurance obligations of SLDI to another of the Company's wholly-owned subsidiaries, which was unconditional and irrevocable and scheduled to expire on December 31, 2031. Following the deposit by SLDI of contributed capital as cash collateral into a funds withheld trust account to support its reinsurance obligations to ING USA, the $1.5 billion contingent capital LOCs issued under the contingent capital LOC facility were cancelled and on May 14, 2013, the $1.5 billion contingent capital LOC facility was terminated.

Affiliated Financing Agreements

The Company previously borrowed funds from time to time from ING V under a facility loan agreement (the "Facility Loan Agreement"). The borrowings under the Facility Loan Agreement were made at varying rates of interest and had varying maturity dates. The Company incurred no interest for the years ended December 31, 2013 and 2012. The Company incurred interest of $32.1 for the year ended December 31, 2011.

During 2011, the Company made an additional $263.0 of borrowings under the Facility Loan Agreement. Subsequently, during 2011, ING V contributed to the Company all borrowings under the Facility Loan Agreement. The debt outstanding under the Facility Loan Agreement was immediately extinguished as a result of the contribution. The borrowings contributed had a book value and fair value of $4.0 billion.

In 2007 the Company entered into a $500.0 par floating rate loan agreement with ING V pursuant to which the Company pays a variable rate of interest based on three month LIBOR. This note originally was to have matured on August 10, 2012. Effective April 13, 2012, however, the term of the note was extended to April 29, 2016 (the “2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016”). As of December 31, 2012, the Company had debt of $500.0 related to this loan agreement. On July 5, 2013, the outstanding balance of $150.0 for this note was paid in full to ING V. The Company incurred interest of $5.6, $12.5 and $1.8 for the years ended December 31, 2013, 2012 and 2011, respectively.

Derivatives

The Company is party to several derivative contracts with ING V and ING Bank and one or more of ING Bank's subsidiaries. Each of these contracts were entered into as a result of a competitive bid, which included unaffiliated counterparties. The Company is exposed to various risks relating to its ongoing business operations, including but not limited to interest rate risk, foreign currency risk and equity market risk. To manage these risks, the Company uses various strategies, including derivatives contracts, certain of which are with related parties, such as interest rate swaps, equity options and currency forwards.

As of December 31, 2013 and 2012, the outstanding notional amounts were $518.9 (consisting of interest rate swaps of $328.8 and equity options of $190.1) and $2.1 billion (consisting of interest rate swaps of $1.9 billion and equity options of $265.7), respectively. As of December 31, 2013 and 2012, the market values for these contracts were $10.5 and $15.6, respectively. For the years ended December 31, 2013, 2012 and 2011, the Company recorded net realized capital gains (losses) of $1.7, $20.1 and $376.4, respectively, with ING Bank and ING V.

The Company has sold protection under certain credit default swap derivative contracts that were previously supported by a guarantee provided by ING V. During 2013, the guarantee provided by ING V on the sold protection was replaced with guarantees provided by ING U.S., Inc. The Company purchased protection under one credit default swap derivative contract that is supported by the ING V guarantee with the potential exposure limited to swap premiums to be paid. As of December 31, 2013 and 2012, the maximum potential future exposure to the Company on credit default swaps supported by the ING V guarantee was $43.5 million and $1.0 billion, respectively.

Operating Agreements

ING Investment Management LLC (“IIM”), a wholly owned subsidiary of the Company, has certain operating agreements whereby it generates revenues and incurs expenses with affiliated entities. As of December 31, 2013, IIM generated revenues and incurred expenses of $26.0 and $15.0, respectively, with ING V, ING Group and other affiliates under the following operating agreements. As of December 31, 2012, IIM generated revenues and incurred expenses of $20.0 and $8.8, respectively, with ING V, ING Group and other affiliates under the following operating agreements. As of December 31, 2011, IIM generated revenues and incurred expenses of $20.6 and $17.8, respectively, with ING V and Other Affiliates, under the following operating agreements:

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IIM manages, co-manages, and distributes certain investment products for various affiliates. For the years ended December 31, 2013, 2012 and 2011, revenue earned under these agreements was $25.7, $20.0 and $19.1, respectively.

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IIM receives distribution fees for the sale of certain offshore funds to U.S. clients and closed end funds in the U.S. For the year ended December 31, 2013, revenue under these arrangements was $0.3. For the year ended December 31, 2012 there was no revenue under these arrangements. For the year ended December 31, 2011, revenue under these agreements was $1.5.

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IIM pays sub advisory and other fees to certain affiliates related to the management of mutual funds and other investment products. For the years ended December 31, 2013, 2012 and 2011, fees incurred under these agreements were $15.0, $12.3 and $23.1, respectively.

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IIM provided IT support, management oversight, risk management, procurement services, and trade processing to certain affiliates and is reimbursed for a share of the related costs. For the year ended December 31, 2013, there were no expenses reimbursed to IIM under these agreements. For the years ended December 31, 2012 and 2011, expenses reimbursed to IIM under these agreements were $3.9 and $8.2, respectively.

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IIM received allocation of expenses from affiliates located outside of U.S. for staff and projects costs. For the year ended December 31, 2013, there were no costs incurred under these agreements. For the years ended December 31, 2012 and 2011, costs incurred under these agreements were $0.4 and $2.9, respectively.

As of December 31, 2013, the Company had net receivables of $2.2 resulting from operating agreements with other affiliates, ING Bank and ING V of $0.6, $1.3 and $0.3, respectively. As of December 31, 2012, the Company had net receivables of $1.9 resulting from operating agreements with other affiliates, ING Group and ING V of $1.1, $0.7 and $0.1, respectively.

Administrative Overhead Allocations

The Company is allocated expenses for various administrative and corporate services provided by ING Group. Net allocations were $2.2, $6.6 and $25.6 for the years ended December 31, 2013, 2012 and 2011, respectively.

Latin America Service Arrangements

Prior to the divestiture of ING Group's Latin American pensions, life insurance and investment management businesses in December 2011, the Company provided a variety of services to its Latin American affiliates, including personnel, legal, compliance, IT, finance and accounting and other services pursuant to an agreement with one of ING's Latin American subsidiaries. The Company incurred net expenses of $24.6 for the year ended December 31, 2011. In 2012, this agreement was replaced by a transition services agreement between the Company and ING Group pursuant to which the Company has continued providing certain of these services through the end of 2013. The Company was reimbursed by ING Group for the entire $1.7 and $30.1 of expenses incurred for the years ended December 31, 2013 and 2012. In June 2012, as part of an agreement with ING Group, the Company was reimbursed by ING Group for $22.0 of expenses incurred during 2011.

Funding Agreements

On April 9, 2009, the Company sold a funding agreement in the amount of $600.0 to the Columbine Funding Trust (“CFT”), a special purpose Delaware business trust. CFT, in turn, issued a trust note to ING Bank, an affiliate, which was collateralized by the cash flows from the funding agreement and otherwise matches the terms of the funding agreement. The Company is not a party to the trust note. The funding agreement was scheduled to mature in April 2012, however it was terminated on May 18, 2011 with an early termination fee paid to ING Bank of $8.6. The interest expense related to the funding agreement was $7.5 for the year ended December 31, 2011.

Back-up Facility

On January 26 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the Dutch State on an Illiquid Asset Back-up Facility (the “Alt-A Back-up Facility”) regarding Alt-A RMBS owned by certain subsidiaries, including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $4.5 billion par Alt-A RMBS portfolio to ING Support Holding B.V., a wholly owned subsidiary of ING Group ("ING Support Holding") by means of the granting of a participation interest to ING Support Holding. ING and ING Support Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this transaction, the Company retained 20% of the exposure for any results on the $4.5 billion Alt-A RMBS portfolio.

The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $3.3 billion, and was recorded as Loan-Dutch State Obligation on the Consolidated Balance Sheets (the “Dutch State Obligation”). Under the transaction, other fees were payable by both the Company and the Dutch State.

On November 13, 2012, ING, ING Support Holding, ING Bank, and the Company entered into restructuring arrangements with the Dutch State, which closed the following day (the “Termination Agreement”). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continued to own 20% of the Alt-A RMBS from the transaction and had the right to sell these securities, subject to a right of first refusal granted to ING Bank.

The Company incurred no net fees for the year ended December 31, 2013. The Company incurred net fees of $6.1 and $8.3 for the years ended December 31, 2012 and 2011, respectively.

Asset Management Arrangements

Prior to the Termination Agreement, IIM managed the underlying assets and provided services related to the Company's securities subject to the Alt-A Back-up Facility pursuant to services agreements with each of the participating subsidiaries.

ING, ING Bank and ING Direct U.S., as part of ING's divestiture of ING Direct U.S., entered into an agreement with the Dutch State similar to the Termination Agreement with respect to the Alt-A RMBS owned by ING Direct U.S. (the “ING Direct Restructuring”). As part of the ING Direct Restructuring, in February 2012, IIM entered into an agreement (the “Alt-A Asset Management Agreement”) with ING Bank pursuant to which it manages the assets transferred to ING Bank from ING Direct. In November 2012, in connection with the Termination Agreement, this Alt-A Asset Management Agreement was amended to provide that IIM would also manage the assets transferred to ING Bank as part of the Termination Agreement. For the years ended December 31, 2013 and 2012, ING Bank paid the Company approximately $5.5 and $7.7 in fees related to the Alt-A Asset Management Agreement.